Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 5,594,000
2025	4,989,000
2026	1,439,000
2027	1,439,000
2028	439,000
Thereafter	1,553,000
Total	$ 15,453,000